Liabilities for Employee Benefits, Net - Schedule of Changes in the Present Value of Defined Benefit Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Present Value of Defined Benefit Liabilities [Member]
Schedule of Changes in the Present Value of Defined Benefit Liabilities [Line Items]
Balance at beginning of year	$ 234	$ 226
Current service cost	7	6
Interest cost	12	12
Benefits paid
Expenses in respect of exchange rate differences	(1)	(8)
Net actuarial gain (loss)	8	(2)
Balance at end of year	260	234
Plan Assets [Member]
Schedule of Changes in the Present Value of Defined Benefit Liabilities [Line Items]
Balance at beginning of year	204	194
Actual return on plan assets		(10)
Expected return on plan assets	11	10
Employer contributions
Benefits paid
Income from exchange rate differences	(1)	(8)
Net actuarial gain (loss)	11	8
Balance at end of year	$ 225	$ 204